The Authorization of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
The Authorization of the Consolidated Financial Statements [Abstract]
The authorization of the consolidated financial statements
2.	The authorization of the consolidated financial statements
The accompanying consolidated financial statements were authorized for issuance by the Audit Committee on May 15, 2024.